GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross	$ 6,731	$ 727
Accumulated amortization	(493)	(533)
Net	6,238	194
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, gross		2,939
Total intangible assets, accumulated amortization	(493)	(533)
Total intangible assets, net	6,238	2,406
FCC licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		2,165
International broadcast licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		13
Other intangible assets
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		34
FCC and other broadcasting licenses
Finite-Lived Intangible Assets [Line Items]
Gross	2,554
Accumulated amortization	(34)
Net	2,520
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization	(34)
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross	1,509	241
Accumulated amortization	(38)	(166)
Net	1,471	75
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization	(38)	(166)
Affiliate relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,004
Accumulated amortization	(158)
Net	846
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization	(158)
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,080
Accumulated amortization	(216)
Net	864
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization	(216)
Franchises
Finite-Lived Intangible Assets [Line Items]
Gross	326
Accumulated amortization	(13)
Net	313
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization	(13)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross	258
Accumulated amortization	(34)
Net	224
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization	(34)
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross		127
Accumulated amortization		(68)
Net		59
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization		(68)
Customer agreements
Finite-Lived Intangible Assets [Line Items]
Gross		121
Accumulated amortization		(103)
Net		18
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization		(103)
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross		238
Accumulated amortization		(196)
Net		42
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets, accumulated amortization		$ (196)
FCC licenses
Finite-Lived Intangible Assets [Line Items]
Net	$ 2,470